SIGNIFICANT ACCOUNTING POLICIES - Taxes Payables (Details) - ARS ($)								12 Months Ended					14 Months Ended
	Dec. 31, 2022	Jan. 02, 2019	Mar. 01, 2018	Feb. 28, 2018	Dec. 31, 2017	Nov. 15, 2017	Nov. 14, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Significant accounting policies
Applicable tax rate										26.14%	25.37%	35.00%
Effective internal tax rate, mobile telephone services			5.26%
Argentina
Significant accounting policies
Tax loss carryforwards period										5 years
Applicable tax rate										30.00%	30.00%	35.00%
Equalization tax for distributions of profits generated										35.00%
Threshold percentage under income tax inflation adjustment											55.00%
Tax on assets, effective rate										1.00%
Period in which tax on assets could be creditable against any excess of income tax liability										10 years
Applicable personal assets, shares and equity interests tax rate										0.50%
Percentage of effective tax amounts paid eligible for VAT credit										100.00%
Withholding tax rate on dividends								13.00%	7.00%	7.00%	7.00%
Minimum accumulated CPI criteria for past three years for implementing inflation adjustment procedure										100.00%
Accumulated CPI variation after inflation adjustment effective									15.00%	30.00%	55.00%
Effective internal tax rate, mobile telephone services				4.16%
Effective internal tax rate, sale of mobile phones and other wireless networks that will decrease gradually until its complete phase out as of January 1, 2024							20.48%		7.53%	9.89%			11.73%
Effective internal tax rate, goods manufacture in Tierra del Fuego						0.00%
Tax on bank account deposits and withdrawals considered as advance payment for percentage of tax originated										33.00%
Tax credit percentage for operations taxed at reduced rate										20.00%
Percentage of employers' contributions	19.50%				21.00%					20.40%
Social security, non-taxable base										$ 7,003.68
Maximum percentage of export duty chargeable on services exported to abroad									5.00%	30.00%
Percentage of export duty on services exported to abroad		12.00%								5.00%
The maximum limit for each dollar of taxable value of said operation payable on a monthly basis		$ 4
Turnover Tax, communications rate										4.00%
Turnover Tax, mobile telephone rate										6.50%
Argentina | Expected
Significant accounting policies
Applicable tax rate									25.00%
Argentina | Minimum
Significant accounting policies
SU tax rate for cable operators										2.00%
Tax rate percentage on copyrights paid to several institutions										0.10%
Argentina | Maximum
Significant accounting policies
SU tax rate for cable operators										5.00%
Tax rate percentage on copyrights paid to several institutions										1.00%
Annual reduction in tax on deposits to and withdrawals from bank accounts										20.00%
Uruguay
Significant accounting policies
Applicable tax rate										25.00%
Paraguay
Significant accounting policies
Applicable tax rate										10.00%
Additional tax rate (as a percent)										5.00%
Effective tax rate										14.50%
Additional tax rate to residents										8.00%
Additional tax rate to non residents										15.00%
Paraguay | Expected
Significant accounting policies
Additional tax rate to residents									5.00%
Additional tax rate to non residents									10.00%
United States of America
Significant accounting policies
Applicable tax rate										26.50%		39.50%
Federal tax rate												34.00%
State of Florida tax rate												5.50%
Flat federal income tax rate										21.00%